Consolidated Balance Sheets Statement - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 83.5	$ 88.2
Accounts receivable, affiliate	0.0	4.3
Accounts receivable, less allowance for doubtful accounts of $2.4 and $3.1, respectively	85.8	98.6
Inventories	109.3	122.1
Deferred tax asset	0.0	27.3
Prepaid and other current assets	31.2	28.3
Total current assets	309.8	368.8
Property, plant, and equipment, net of accumulated depreciation of $773.0 and $788.3, respectively	530.8	598.8
Investments	121.9	130.6
Other assets	86.5	77.6
Total assets	1,049.0	1,175.8
Current liabilities:
Current portion, long-term debt	6.7	2.1
Short-term borrowings	6.6	0.0
Accounts payable, affiliate	0.0	9.4
Accounts payable	116.5	94.6
Deposit for investment distribution	35.0	0.0
Accrued liabilities	46.4	57.6
Accrued wages and salaries	21.1	23.6
Restructuring liabilities	9.1	14.0
Total current liabilities	241.4	201.3
Long-term debt, less current portion	191.9	196.6
Pension and post-employment liabilities	51.9	54.7
Restructuring liabilities	3.5	3.9
Other liabilities	22.2	27.8
Total liabilities	510.9	484.3
Shareholders' equity:
Ordinary shares, no par value, 42.0 and 41.5 outstanding, respectively	957.2	943.1
Accumulated deficit	(215.4)	(78.7)
Accumulated other comprehensive loss	(204.9)	(174.1)
Total SunEdison Semiconductor Limited shareholders' equity	536.9	690.3
Noncontrolling interests	1.2	1.2
Total shareholders' equity	538.1	691.5
Total liabilities and shareholders' equity	$ 1,049.0	$ 1,175.8